Inventory (Tables)	6 Months Ended
Jun. 30, 2024
Inventory [Abstract]
Schedule of Inventory
	As of June 30, 2024 (unaudited)	As of December 31, 2023
	(in €)

Raw material and supplies	138,414	423,560
Unfinished goods	9,459,267	10,614,159
Finished goods	46,559	330,087
Total	9,644,241	11,367,807